CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	$ 184	$ 1,628	$ 400
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	670	659	619
Amortization of intangible assets	0	8	16
Write down of inventories	199	228	222
Loss (gain) on disposal of property, plant and equipment	(23)	(23)	45
Impairment loss on property, plant and equipment	0	0	97
Impairment loss on investments in equity method investees	0	0	2
Gain on disposal of subsidiaries	0	(37)	0
Employee's share-based compensation	0	19	12
Shares issued to a consultant	0	56	27
Deferred income taxes	7	26	(16)
Share of losses (profits) of equity method investees	31	(30)	2
Changes in operating assets and liabilities:
Accounts receivable	1,073	(1,621)	186
Inventories	67	(976)	293
Prepaid expenses and other current assets	(181)	41	192
Accounts payable	(732)	1,225	223
Accrued expenses and other liabilities	(733)	731	(574)
Income tax payable	82	71	0
Net cash provided by operating activities	644	2,005	1,746
Investing activities:
Investment in an equity method investee	0	0	(3)
Purchase of property, plant and equipment	(355)	(1,027)	(116)
Net cash inflow from disposal of subsidiaries	0	168	0
Proceeds from disposal of property, plant and equipment	50	23	21
Decrease in restricted cash	0	128	257
Net cash provided by (used in) investing activities	(305)	(708)	159
Financing activities:
Proceed from exercise of employee share options	5	25	0
Repurchases of common shares	0	(15)	0
Cash dividends paid	(1,058)	(603)	(113)
Raise of long-term loans	0	771	0
Repayment of obligations under capital leases	(41)	(251)	(258)
Repayment of long-term loans	(254)	(143)	0
Repayment of short-term borrowings	(280)	(513)	(1,057)
Net cash used in financing activities	(1,628)	(729)	(1,428)
Net increase (decrease) in cash and cash equivalents	(1,289)	568	477
Cash and cash equivalents at the beginning of year	6,864	6,279	5,809
Effect of exchange rate changes on cash	0	17	(7)
Cash and cash equivalents at the end of year	5,575	6,864	6,279
Supplemental cash flow information:
Interest	24	57	47
Income taxes	97	26	10
Non-cash investing activity:
Acquisition of non-controlling interests in exchange for plant and machineries	$ 0	$ 0	$ 123